Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 34,353	$ 36,855	$ 35,995
Work in process	19,557	19,514	16,009
Finished goods	76,716	59,022	58,895
Total inventories	$ 130,626	$ 115,391	$ 110,899